Subsequent Events (Details)										1 Months Ended
		Oct. 30, 2026 USD ($) shares	Oct. 23, 2026 USD ($) Individual $ / shares shares	Oct. 07, 2026 shares	Sep. 03, 2026 USD ($) shares	Sep. 02, 2026 USD ($) shares	Mar. 16, 2026 shares	Feb. 11, 2026 USD ($)	Oct. 18, 2025 shares	Oct. 30, 2026 USD ($) shares	Oct. 27, 2026 $ / shares	Oct. 10, 2026 $ / shares	Jun. 30, 2026 $ / shares	May 20, 2026 $ / shares	Jun. 30, 2025 $ / shares
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)							12,486		10,000
Equity Line of Credit [Member]
Subsequent Events (Details) [Line Items]
Investor commitment shares percentage								2.00%
Value of commitment shares issuable under equity line of credit (in Dollars) | $								$ 400,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		50,000
Minimum requirement of bid price per share (in Dollars per share) | $ / shares											$ 1
Maximum [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share) | $ / shares														$ 0.01
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		175,316
Share Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity investment subscription consideration (in Dollars) | $					$ 1,600,000
Share Subscription Agreement [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares subscribed for equity investment					1,600,000
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)							10,000
Par value (in Dollars per share) | $ / shares	[1]												$ 0.01		$ 0.01
Common Class A [Member] | Equity Line of Credit [Member]
Subsequent Events (Details) [Line Items]
Commitment period								24 months
Aggregate ELOC commitment amount (in Dollars) | $								$ 20,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued upon conversion of convertible notes										1,092,231
Reverse stock splits (in Shares)		10,000		66,087
Common Class A [Member] | Subsequent Event [Member] | Equity Line of Credit [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		23,750
Issued and sale of ordinary shares										95,000
Gross proceeds from ELOC shares sold (in Dollars) | $										$ 80,830
Common Class A [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		304,805
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share) | $ / shares												$ 0.0025
Common Class A [Member] | Convertible Note Conversions [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		273,058
Common Class A [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		1,375,895
Aggregate proceeds (in Dollars) | $			$ 5,000,000			$ 1,000,000
Aggregate of ordinary shares			2,751,789			701,262
Number of individual purchasers (in Individual) | Individual			6
Ordinary shares per share (in Dollars per share) | $ / shares			$ 1.817
reverse stock splits adjusted value (in Dollars) | $		$ 3.634
Common Class A [Member] | Private Placement [Member] | Yang Investor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		578,912
Aggregate proceeds (in Dollars) | $			$ 2,103,764
Aggregate of ordinary shares			1,157,823
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share) | $ / shares	[1]												$ 0.01		$ 0.01
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse stock splits (in Shares)		5,800
Common Class B [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share) | $ / shares												$ 0.01

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.